Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Employees [line items]
Of which pension costs	kr 5,170	kr 4,882	kr 5,592
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	58,620	53,298
Social security expenses	14,043	13,863
Of which pension costs	kr 5,170	kr 4,882